Fees and Expenses	Sep. 28, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Amazon Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%
___________________

(1)	The YP Amazon Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Amazon Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Amazon Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Amazon Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Amazon Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Amazon Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$351	$619	$1,387

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Amazon Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Amazon Fund’s performance. For the fiscal year ended May 31, 2026, the YP Amazon Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Apple Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	The YP Apple Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Apple Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Apple Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Apple Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Apple Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Apple Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$351	$619	$1,387

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Apple Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Apple Fund’s performance. For the fiscal year ended May 31, 2026, the YP Apple Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Google Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	The YP Google Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Google Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Google Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Google Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Google Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Google Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$351	$619	$1,387

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Google Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Google Fund’s performance. For the fiscal year ended May 31, 2026, the YP Google Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Microsoft Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	The YP Microsoft Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Microsoft Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Microsoft Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Microsoft Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Microsoft Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Microsoft Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$351	$619	$1,387

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Microsoft Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Microsoft Fund’s performance. For the fiscal year ended May 31, 2026, the YP Microsoft Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Netflix Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	The YP Netflix Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Netflix Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Netflix Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Netflix Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Netflix Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Netflix Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$351	$619	$1,387

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Netflix Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Netflix Fund’s performance. For the fiscal year ended May 31, 2026, the YP Netflix Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the YP Tesla Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Since this number does not represent a direct operating expense of the YP Tesla Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure..
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver(2)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the YP Tesla Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since this number does not represent a direct operating expense of the YP Tesla Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure..

(2)	The YP Tesla Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses until September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the YP Tesla Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the YP Tesla Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Tesla Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Tesla Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Tesla Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$351	$619	$1,387

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The YP Tesla Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the YP Tesla Fund’s performance. For the fiscal year ended May 31, 2026, the YP Tesla Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Gold Enhanced Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees And Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Gold Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Gold Fund with the cost of in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Gold Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Gold Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$ 101	$316	$549	$1,217

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Gold Fund’s performance. For the fiscal year ended May 31, 2026, the Gold Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Silver Enhanced Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees And Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Silver Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Silver Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Silver Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Silver Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$ 101	$316	$549	$1,217

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Silver Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Silver Fund’s performance. For the fiscal year ended May 31, 2026, the Silver Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Platinum Enhanced Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees And Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Platinum Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the Platinum Fund’s initial fiscal year, and includes Acquired Fund Fees and Expenses which are estimated to be less than 0.005% and, therefore, rounded to 0.00%.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses which are estimated to be less than 0.005% and, therefore, rounded to 0.00%.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	Other Expenses are estimated for the Platinum Fund’s initial fiscal year, and includes Acquired Fund Fees and Expenses which are estimated to be less than 0.005% and, therefore, rounded to 0.00%.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Platinum Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Platinum Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Platinum Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$ 101	$316

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Platinum Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Platinum Fund’s performance. The Platinum Fund does not have any portfolio turnover because it has not yet commenced operations as of the date of this prospectus.

Kurv Copper & Mining Enhanced Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees And Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Copper Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Copper Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Copper Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Copper Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$ 101	$ 316	$549	$1,217

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Copper Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Copper Fund’s performance. For the fiscal year ended May 31, 2026, the Copper Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Portfolio Turnover, Rate	none
Kurv Technology Titans Select ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver(2)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and are not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

(2)	The Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses through September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.97%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$326	$569	$1,265

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 35%.

Portfolio Turnover, Rate	35.00%
Kurv High Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees And Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver(2)	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.08%

(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and are not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

(2)	The Fund’s adviser has contractually agreed to limit the Fund’s current operating expenses through September 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through September 30, 2027).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$111	$379	$668	$1,490

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 12%.

Portfolio Turnover, Rate	12.00%